Equity Income from Unconsolidated Subsidiaries (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Income From Unconsolidated Subsidiaries (Textual) [Abstract]
Equity income from unconsolidated subsidiaries	$ 2,647,000	$ 693,000	$ 2,576,000
LTM [Member]
Equity Income From Unconsolidated Subsidiaries (Textual) [Abstract]
Share of members' equity of unconsolidated subsidiary	33.33%
Equity income from unconsolidated subsidiaries	2,600,000	800,000	1,400,000
Revenue from subcontract agreement	500,000	1,600,000	2,400,000
Receivables or unbilled revenues from unconsolidated subsidiary	0	0
SBH [Member]
Equity Income From Unconsolidated Subsidiaries (Textual) [Abstract]
Share of members' equity of unconsolidated subsidiary	33.33%
Equity income from unconsolidated subsidiaries			$ 1,200,000